Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
8.	Discontinued Operations
On June 12, 2020, the Company completed the sale of 100% of its equity interests in Spaceflight to M&Y Space for a final purchase price of $31.6 million. In connection with the sale, a bridge loan of $26.0 million, plus unpaid, accrued interest of $0.2 million, was extinguished and deducted from the net proceeds. Accrued interest of $0.5 million was also forgiven in accordance with the terms of the bridge loan.
Under a transition services agreement, the Company provides, post-closing transition services to Spaceflight, including, but not limited to, the sublease of the Company’s office facility in Seattle, Washington and common area maintenance fees related to the sublease.
Settlement Arrangement for the Sale of the Spaceflight
On March 30, 2021, the Company settled certain disputes with respect to the purchase price in the total amount of $6.8 million, which was accrued as a liability as of December 31, 2020 (Note 12). The Company paid the settlement amount in two tranches—(i) $2.0 million on April 1, 2021 and (ii) the remaining $4.8 million was triggered at the closing of the Merger. In April 2021, the Company also terminated a launch arrangement with Spaceflight and, as agreed upon by the parties, offset the amount due to M&Y Space with a contractual refund of $3.9 million of which the net amount of $819 thousand was settled for cash in the three months ended September 30, 2021. As a result, the Company recorded a reduction to the accrued liability and a reduction to satellite procurement in the unaudited condensed consolidated balance sheets. Additionally, the Company recognized an unfavorable working capital adjustment of $1.0 million related to a potential shortfall in accounts receivable in the closing balance sheet delivered to M&Y Space. This number may be adjusted in future periods as the Company continues to analyze payments on account and legal remediation through the collection period ending in December 2021.
The following summarizes the components of the gain from discontinued operations, net of tax, that the Company has reported in the unaudited condensed consolidated statements of operations and comprehensive loss:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(in thousands)		(in thousands)
Major classes of line items constituting gain from discontinued o p erations:
Revenue - launch services	$—	$—	$—	$26,925
Total operating cost and expenses	$—	$511	$—	$29,129
Operating loss	$—	$(511)	$—	$(2,204)
Loss from discontinued operations, before income taxes.	$—	$(511)	$—	$(2,223)
(Loss)/gain on disposal of discontinued operations	$—	$—	$(1,022)	$30,672
Total (loss)/gain from discontinued operations, net of income taxes	$—	$(511)	$(1,022)	$28,449

7.	Discontinued Operations
On June 12, 2020, the Company completed the sale of 100% of its interest in the Launch Division to M&Y Space for a final purchase price of $31.6 million. In connection with the sale, the Bridge Loan (defined below) with Mitsui & Co. (U.S.A.), Inc. (“Mitsui U.S.A.”) of $26.0 million, plus unpaid accrued interest of $0.2 million, was extinguished and deducted from the net proceeds. In connection with the extinguishment of the Bridge Loan, accrued interest of $0.5 million recorded in accordance with the terms of the Bridge Loan was forgiven.
In connection with the 2020 SPA, the Company entered into a Transition Services Agreement with the Launch Division, wherein the Company will provide post-closing transition services to the Launch Division, including, but not limited to, the sublease of the Company’s office facility in Seattle, Washington, and common area maintenance fees related to the sublease.
The Company determined that as of December 31, 2019, the Launch Division met the criteria to be classified as held for sale. The Launch Division was a separate division prior to the announcement of the sale to M&Y Space. As the sale of the Launch Division represented a strategic shift that had a major effect on the Company’s operations, the Launch Division results met the criteria to be reported as discontinued operations. For the year ended December 31, 2020, the Company has reported the operating results and cash flows related to the Launch Division through June 11, 2020.
These consolidated financial statements present the Company’s results of continuing operations for the years ended December 31, 2020 and 2019, as well as the financial position as of December 31, 2020 and
2019, after giving effect to the disposal of the Launch Division, with the Launch Division’s historical financial results reflected as discontinued operations. During 2020 and 2019, the Company incurred significant expenses such as legal, consulting, and other transaction-related fees associated with the sale of the Launch Division, as well as other separation-related costs, that are included within discontinued operations.
The following summarizes the components of the gain/(loss) from discontinued operations, net of tax, that the Company has reported in the consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
	2020	2019
	(in thousands)
Major classes of line items constituting loss from discontinued operations:
Revenue - launch services	$26,925	$46,366
Cost and expenses:
Service costs, excluding depreciation	21,161	45,040
Provision for doubtful accounts	2,128	176
General and administrative expenses	3,590	6,908
Depreciation	2,514	200

Operating loss	(2,468)	(5,958)
Interest expense, net	(3)	(40)
Other expense, net	(16)	(162)

Loss from discontinued operations, before income taxes.	(2,487)	(6,160)
Gain on disposal of discontinued operations	30,672	—
Income tax (provision) benefit	—	—

Total gain/(loss) of discontinued operations, net of income taxes	$28,185	$(6,160)

The carrying amounts of the major classes of assets and liabilities, which are classified as held for sale in the consolidated balance sheet, are as follows:

Year Ended December 31,
2019
(in thousands)
Carrying amounts of the major classes of assets included in discontinued operations
Cash and cash equivalents	$11,383
Accounts receivable - net	4,176
Unbilled revenue - net	4,205
Inventory	967
Contract advances, prepaid expenses and other current assets	767
Property and equipment - net	710
Other	11

Current assets of discontinued operations	22,219

Total Assets	22,219

Accounts payable	6,367
Accrued expenses - net	19,206
Accrued payroll	446
Deferred revenue	4,648
Other liabilities	549

Current liabilities of discontinued operations	31,216

Total liabilities	31,216